ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income	$ 11,235	$ (26,277)	$ 477,657
Cash flows from operations	31,888	20,972	$ (161,044)
Accumulated deficit	23,229,914	$ 23,241,149
Funding requirements during the next twelve months	$ 225,000